Leases - Schedule of Total Right-of-Use Assets and Lease Liabilities (Details) - Operating Lease Right-of-Use Assets [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Total Right-of-Use Assets and Lease Liabilities [Line Items]
Operating lease right-of-use assets, Balance at beginning of the period		$ 88,055	$ 88,055	$ 4,559
Finance lease right-of-use assets, Balance at beginning of the period		461,629	461,629	561,470
Operating lease right-of-use assets, Current year addition				165,929
Operating lease right-of-use assets, Less: Accumulated amortization		(45,414)	(86,587)	(82,048)
Operating lease right-of-use assets, Foreign exchange difference		(3,183)	(1,468)	(385)
Operating lease right-of-use assets, Balance at end of the period		39,458		88,055
Finance lease right-of-use assets, Current year addition
Finance lease right-of-use assets, Less: Accumulated amortization		(8,177)	(8,343)	(52,365)
Finance lease right-of-use assets, Less: Exercised purchase option		436,765	(445,589)
Finance lease right-of-use assets, Foreign exchange difference		(16,687)	(7,697)	(47,476)
Finance lease right-of-use assets, Balance at end of the period				$ 461,629